UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Allocation Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1 – Schedule of Investments.

CLOUGH GLOBAL ALLOCATION FUND

QUARTERLY STATEMENT OF INVESTMENTS

June 30, 2007 (UNAUDITED)

	Shares	Value
COMMON STOCKS 110.18%
Consumer/Retail 3.39%
ASKUL Corp.	27,600	$498,761
B&G Foods, Inc.	11,300	149,160
Coinmach Service Class A	50,000	661,500
ConAgra Foods, Inc.	33,900	910,554
DSW, Inc. (a)	11,892	414,080
Hyundai Department Store Co. Ltd.	8,400	991,070
Isetan Co. Ltd.	41,000	674,315
Jardine Matheson Holdings Ltd.	32,143	765,003
Jardine Strategic Holdings Ltd.	25,724	342,129
Kraft Foods, Inc.	24,700	870,675
Lotte Shopping Co. Ltd.	1,700	662,445
Regal Hotels International Holdings Ltd.	3,743,900	316,014
Takashimaya Co. Ltd.	55,000	695,066
Yamada Denki Co. Ltd.	3,300	345,210
		8,295,982

Energy 31.26%
Alternative Energy Technologies 4.21%
China Sunergy Co. Ltd. - ADR (a)	2,400	32,880
Conergy AG	8,200	639,042
Evergreen Solar, Inc. (a)	126,800	1,179,240
First Solar, Inc. (a)	18,000	1,607,220
JA Solar Holdings Co. Ltd. - ADR (a)	35,800	1,207,534
LDK Solar Co. Ltd. - ADR (a)	21,600	676,080
Sunpower Corp. (a)	33,487	2,111,355
Suntech Power Holdings Co. Ltd. - ADR (a)	42,100	1,535,387
Trina Solar Ltd. - ADR (a)	25,300	1,301,685
		10,290,423

Coal 1.55%
CONSOL Energy, Inc.	54,600	2,517,606
Peabody Energy Corp.	26,500	1,282,070
		3,799,676

Exploration & Production 9.78%
Anadarko Petroleum Corp.	41,800	2,173,182
Chesapeake Energy Corp. *	100,300	3,470,380
ConocoPhillips	33,000	2,590,500
Denbury Resources, Inc. (a)	10,400	390,000
Devon Energy Corp.	35,200	2,755,808
El Paso Corp.	17,800	306,694
EOG Resources., Inc.	11,000	803,660
Hess Corp.	23,800	1,403,248
InterOil Corp. (a)	20,500	388,270
Parallel Petro Corp. (a)	24,867	544,588
PetroHawk Energy Corp. (a)(c)(d)	18,000	285,480
PetroHawk Energy Corp. (a)	64,600	1,024,556
Petroleo Brasileiro SA - ADR	20,300	2,461,781
Range Resources Corp.	28,700	1,073,667
Southwestern Energy (a)	50,700	2,256,150
Suncor Energy, Inc.	14,000	1,258,880
XTO Energy, Inc.	12,500	751,250
		23,938,094

Oil Services and Drillers 15.72%
Baker Hughes, Inc.	9,000	757,170
Diamond Offshore Drilling, Inc.	50,500	5,128,780
FMC Technologies, Inc. (a)	7,000	554,540

Global SantaFe Corp.	104,800	7,571,800
Halliburton Company *	73,900	2,549,550
Helmerich & Payne, Inc.	12,100	428,582
Hercules Offshore, Inc. (a)	4,200	135,996
Noble Corp.	86,800	8,464,736
Pride International, Inc. (a)	5,000	187,300
Schlumberger Ltd.	66,100	5,614,534
Transocean, Inc. (a)	64,000	6,782,720
Weatherford International (a)	5,000	276,200
		38,451,908
TOTAL ENERGY		76,480,101

Finance 30.00%
Banks 24.42%
Banco Bradesco - Spon ADR	99,200	2,391,712
Banco Itau Holding Financeira SA - ADR	67,900	3,017,476
Banco Santander Chile SA - ADR	11,400	564,756
Bangkok Bank PCL	249,500	845,518
Bank Mandiri Persero Tbk PT	3,816,000	1,319,867
Bank of Yokohama Ltd.	231,800	1,626,601
Barclays PLC - Spon ADR	5,000	278,950
Barclays PLC	105,200	1,470,324
BlackRock Kelso Capital Corp.	105,700	1,559,075
Brookline Bancorp, Inc.	148,000	1,703,480
China Citic Bank (a)(b)	168,700	129,019
Citigroup, Inc. *	116,900	5,995,801
Daewoo Securities Co (a)	18,800	579,964
DBS Group Holdings Ltd.	32,000	476,629
Hana Financial Group, Inc.	69,600	3,393,928
Indochina Capital Vietnam Holdings Ltd. (a)	200,000	1,846,000
Joyo Bank Ltd.	146,000	908,313
Kasikornbank PCL	290,600	622,865
Kookmin Bank - ADR	8,500	745,620
Korea Exchange Bank	73,900	1,099,881
Lion Diversified Holdings BHD	197,500	474,801
Malayan Banking Bhd	204,100	709,399
NewAlliance Bancshares, Inc.	27,300	401,856
NIS GROUP Co. Ltd.	3,053,100	1,264,634
Nomura Holdings Inc.	111,000	2,163,655
PennantPark Investment Corp.	150,900	2,118,636
People’s United Financial, Inc.	56,700	1,005,291
PNC Financial Services Group, Inc.	23,500	1,682,130
Public Bank BHD	307,700	873,414
SBI Holdings, Inc.	1,900	604,142
Shizuoka Bank Ltd.	111,800	1,135,025
Siam Commercial Bank PCL	460,000	972,629
Siam Commercial Bank PCL - NVDR	958,700	2,027,085
Sime Darby Bhd	314,000	873,106
Star Asia Financial Ltd. (a)(b)(c)	75,000	825,000
UBS AG - Registered	22,800	1,373,786
UBS AG	78,200	4,692,782
Unibanco - Uniao de Bancos Brasileiros SA - GDR	24,200	2,731,454
Woori Finance Holdings Co. Ltd.	108,000	2,735,509
Woori Investments	16,600	508,502
		59,748,615

Non-Bank 5.58%
Apollo Investment Corp.	414,089	8,911,195
Ares Capital Corp.	82,900	1,396,865
Broadridge Financial Solutions, Inc.	3,600	68,832
Daiwa Securities Group, Inc.	184,400	1,966,434
Maiden Holdings Ltd. (a)(b)	23,900	239,000
Monex Beans Holdings Inc.	671	561,324
SBI E*Trade Sec	490	521,340
		13,664,990
TOTAL FINANCE		73,413,605

Healthcare 1.67%
BioSphere Medical, Inc. (a)(c)(d)	50,000	353,500
BioSphere Medical, Inc. (a)	182,703	1,291,710
Molecular Insight Pharmaceuticals, Inc. (a)	27,900	263,376
Pharmion Corp. (a)	12,000	347,400
UnitedHealth Group, Inc.	22,000	1,125,080
WellPoint, Inc. (a)	8,900	710,487
		4,091,553

Industrial 6.58%
Altra Holdings, Inc. (a)	2,900	50,112
American Science & Engineering, Inc. (a) *	58,758	3,340,392
Bunge Ltd.	8,200	692,900
Empresa Brasileira de Aeronautica - Spon ADR	6,755	325,659
General Electric Co.	27,800	1,064,184
General Motors	35,800	1,353,240
Grant Prideco, Inc. (a)	24,600	1,324,218
Insituform Technologies - Class A (a)	23,500	512,535
Joy Global, Inc.	21,900	1,277,427
Kokuyo Company Ltd.	88,500	1,039,358
The Mosaic Co. (a)	200	7,804
Rohm Co. Ltd.	8,000	711,472
Smurfit-Stone Container Corp. (a)	217,100	2,889,601
Spirit Aerosystems Holdings, Inc. (a)	31,000	1,117,550
Textron, Inc.	3,700	407,407
		16,113,859

Insurance 3.42%
Allstate Corp.	33,500	2,060,585
Castlepoint Holdings Ltd.	31,100	456,859
Fidelity National Financial, Inc.	109,400	2,592,780
Montpelier Re Holdings Ltd.	69,800	1,294,092
Platinum Underwriters Holdings	25,484	885,569
The Travelers Cos, Inc.	20,200	1,080,700
		8,370,585

Media 0.70%
Kyocera Corp.	3,400	362,851
Nippon Television Network Corp.	9,900	1,352,430
		1,715,281

Metals & Mining 3.54%
Anglo American PLC - ADR	17,400	510,516
Cameco Corp.	64,800	3,287,952
Denison Mines Corp. (a)	75,200	900,070
First Uranium Corp. (a)	20,000	224,360
Freeport-McMoRan Copper & Gold, Inc.	8,900	737,098
Goldcorp, Inc.	19,300	457,217
Paladin Resources Ltd. (a)	110,000	770,313
Uex Corp. (a)	10,000	69,937
Uranium One, Inc. (a)	122,685	1,562,859
Ur-Energy, Inc. (a)	35,000	147,196
		8,667,518

Real Estate 6.34%
Beijing Capital Land Ltd. (b)	225,000	129,489
Cheung Kong Holdings Ltd.	199,800	2,616,575
China Resources Land Ltd.	276,000	417,219
Ciputra Development Tbk PT (a)	3,429,000	341,572
Cosco Corp. Singapore Ltd.	204,000	498,422
Diamond City Co. Ltd.	31,600	764,816

Great Eagle Holdings Ltd.	235,080	823,766
Hang Lung Properties Ltd.	117,000	403,257
Henderson Land Development Co. Ltd.	148,000	1,007,904
Hopewell Holdings	95,000	387,572
Hysan Development Co. Ltd.	401,771	1,068,759
Hyundai Development Co.	11,600	826,195
Italian-Thai Development PCL	2,088,000	365,891
Kerry Properties Ltd.	63,500	398,743
Mitsui Fudosan Co. Ltd.	34,100	958,262
Shimao Property Holdings Ltd.	163,500	365,508
Sun Hung Kai Properties Ltd.	165,000	1,985,689
Trinity Capital Plc (a) (b)	564,168	945,982
Wharf Holdings Ltd.	226,000	903,225
YNH Property Bhd	350,100	292,046
		15,500,892

Real Estate Investment Trusts (REITS) 0.21%
Annaly Capital Management, Inc.	34,000	490,280
Regal Real Estate Investment Trust (a)	37,439	12,736
		503,016

Technology & Communications 15.29%
Alcatel-Lucent - ADR	4,300	60,200
AU Optronics Corp. - ADR	41,100	706,920
Automatic Data Processing, Inc.	14,400	697,968
Centron Telecom International Holdings Ltd. (a)	238,000	108,055
Chartered Semiconductor Manufacturing Ltd. (a)	960,000	846,644
China Unicom Ltd.	485,000	834,881
Cisco Systems, Inc. (a)	189,200	5,269,220
Comcast Corp. (a)	41,100	1,149,156
Corning, Inc. (a)	79,500	2,031,225
Google, Inc. (a)	12,900	6,751,602
Ingram Micro, Inc. (a)	73,800	1,602,198
KT Corp. - ADR	40,200	943,092
Lenovo Group Ltd.	4,092,000	2,412,538
LG.Philips LCD Co. Ltd. - ADR	39,200	887,096
Magal Security Systems Ltd. (a)	76,443	773,603
MEMC Electronic Materials, Inc. (a)	10,000	611,200
Nan Ya Printed Circuit Board Corp.	97,000	591,751
Powerchip Semiconductor Corp. - GDR (b)	193,700	1,178,723
Qualcomm, Inc.	48,800	2,117,432
Radvision Ltd. (a)*	157,945	3,321,583
Samsung Electronics Co. Ltd.	1,780	1,090,523
Time Warner, Inc.	132,300	2,783,592
Yahoo!, Inc (a)	23,800	645,694
		37,414,896

Transportation 2.01%
AMR Corp. (a)	47,500	1,251,625
FedEx Corp.	19,200	2,130,624
Republic Airways Holdings, Inc. (a)	35,000	712,250
UAL Corp. (a)	20,200	819,918
		4,914,417

Utilities 5.77%
Byd Co. Ltd.	66,800	384,011
China Coal Energy Co. (a)(b)	124,000	185,861
China Power International Development Ltd.	875,000	477,830
Datang International Power Generation Co. Ltd. (a)	1,533,100	2,368,509
DPL, Inc.	36,000	1,020,240
EganaGoldpfeil Holdings Ltd.	530,000	462,950
Equitable Resources, Inc.	10,000	495,600
Gamuda Bhd	142,000	331,094
Huadian Power International Co.	2,230,800	1,155,456
Huaneng Power International, Inc	1,216,000	1,380,970
PT Astra International Tbk	985,000	1,842,446
Sinopec Shanghai Petrochemical Co. Ltd.	1,600,000	1,047,678
Sinotrans Ltd.	1,001,000	473,667
Southern Union Company	34,000	1,108,060
Williams Cos., Inc. *	43,700	1,381,794
		14,116,166

TOTAL COMMON STOCKS (Cost $236,016,484)		269,597,871

EXCHANGE TRADED FUNDS 3.61%
iShares 2.10%
MSCI Pacific	4,000	585,600
MSCI Taiwan	88,400	1,410,864
Silver Trust (a)	25,600	3,165,440
TOTAL iSHARES		5,161,904

ProShares 1.14%
UltraShort QQQ	60,900	2,780,694

StreetTRACKS 0.37%
Gold Trust (a)	14,000	899,640

TOTAL EXCHANGE TRADED FUNDS (Cost $9,271,657)		8,842,238

PREFERRED STOCKS 1.51%
Arch Capital Group Ltd., 7.875%	75,000	1,905,000
Ashford Hospitality Trust, Inc., 8.550%	50,000	1,285,250
Freeport-McMoRan Copper & Gold, Inc., 6.750% (b)	3,900	501,150

TOTAL PREFERRED STOCKS (Cost $3,497,500)		3,691,400

CLOSED-END FUNDS 0.42%
The Ottoman Fund (a)(b)	515,340	1,024,512

TOTAL CLOSED-END FUNDS (Cost $896,434)		1,024,512

Due Date	Coupon Rate	Principal Amount	Value
CORPORATE BONDS 5.20%
Calyon
01/29/2022 (b)^	9.300%	$2,500,000	2,434,375
Consolidated Edison Co. of New York, Inc.
06/15/2036 *	6.200%	2,000,000	2,003,120
Merrill Lynch & Co., Inc
01/29/2022 (b)^*	9.580%	4,000,000	3,822,800

Suncor Energy, Inc.
06/15/2038	6.500%	500,000	504,112
Swedish Export Credit
04/30/2012 (c)	9.949%	3,800,000	3,952,000

TOTAL CORPORATE BONDS (Cost $12,797,343)			12,716,407

ASSET/MORTGAGE BACKED SECURITIES 5.34%
Federal National Mortgage Association (FNMA)
Series 2006-3, Class ZE, 03/25/2036	6.000%	2,166,142	1,989,357
Series 2006-83, Class HZ, 08/25/2036 *	6.000%	5,645,674	5,479,578
Federal Home Loan Mortgage Corporation (FHLMC)
Series 2006-3155, Class SA, 11/15/2035 ^	6.180%	1,874,071	1,567,823
Series 2006-3211, Class LZ, 09/15/2036 *	6.000%	4,183,642	4,019,619

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $13,416,596)			13,056,377

GOVERNMENT & AGENCY OBLIGATIONS 11.53%
Non-U.S. Government Obligations 4.58%
UK Treasury
09/07/2015	4.750%	2,800,000	5,330,335
Queensland Treasury Corp.
07/14/2009	6.000%	7,000,000	5,870,470

TOTAL NON-U.S. GOVERNEMENT OBLIGATIONS ($10,682,024)			11,200,805

U.S. Government Obligations 6.95%
Federal Home Loan Bank System (FHLB)
04/18/2022 ^ *	7.050%	5,000,000	4,625,000
12/20/2021 ^ *	7.500%	7,000,000	6,667,500
U.S. Treasury Bond
02/15/2025 *	7.625%	4,500,000	5,731,879

TOTAL U.S. GOVERNEMENT OBLIGATIONS ($17,857,649)			17,024,379

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $28,539,673)			28,225,184

	Expiration Date	Exercise Price	Number of Contracts	Value
PURCHASED OPTIONS 0.24%
PURCHASED PUT OPTIONS 0.24%
S&P 500 Index Option	September, 2007	$1,450	120	272,400
S&P 500 Index Option	December, 2007	1400	120	309,600

TOTAL PURCHASED OPTIONS (Cost $897,271)				582,000

	Principal Amount
SHORT TERM INVESTMENTS 19.94%
Federal Home Loan Mortgage Corporation (FHLMC)	$11,000,000	10,859,167
Federal National Mortgage Association (FNMA)	11,000,000	10,866,636

	Shares
JP Morgan Prime	18,064,298	18,064,298
Merrill Lynch Premier Institutional	9,015,023	9,015,023

TOTAL SHORT TERM INVESTMENTS (Cost $48,801,197)		48,805,124

Total Investments – 157.97% (Cost $354,134,155)		386,541,113

Liabilities in Excess of Other Assets - (19.09)%		(46,704,416)

Liquidation Preference of Auction Market Preferred Shares, Series W28 (including dividends payable on preferred shares) - (38.88)%		(95,138,538)

NET ASSETS - 100.00%		$244,698,159

SCHEDULE OF OPTIONS WRITTEN

	Expiration Date	Exercise Price	Number of Contracts	Value

COVERED CALL OPTIONS WRITTEN

Diamond Offshore Drilling, Inc.	August, 2007	105	100	$(36,000)
GlobalSantaFe Corp.	August, 2007	75	200	(43,000)
Noble Corp.	August, 2007	100	170	(59,500)
Transocean, Inc.	August, 2007	110	120	(41,400)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $159,282)				(179,900

TOTAL OPTIONS WRITTEN (Premiums received $159,282)				$(179,900)

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
Cabot Oil & Gas Corp.	(17,400)	$(641,712)
Comerica, Inc.	(11,700)	(695,799)
Countrywide Financial	(21,300)	(774,255)
Financial Select Sector SPDR Fund	(98,600)	(3,566,362)
Frontline Limited	(26,600)	(1,219,610)
Holly Corp.	(6,000)	(445,140)
iShares FTSE/Xinhua China 25 Index Fund	(57,300)	(7,380,240)
iShares MSCI Brazil	(7,100)	(434,591)
iShares Russell 2000 Index Fund	(13,700)	(1,136,278)
iShares MSCI Emerging Markets	(40,600)	(5,333,622)
National - Oilwell, Inc. (a)	(4,000)	(416,960)
Patterson-UTI Energy, Inc.	(19,300)	(505,853)
Pioneer Natural Resources Co.	(11,700)	(569,907)
Polaris Industries, Inc.	(33,900)	(1,836,024)
Powershares QQQ	(10,000)	(475,700)
Questar Corp.	(4,500)	(237,825)
Quicksilver Resources, Inc. (a)	(19,000)	(847,020)
Regional Bank HOLDRs Trust	(21,000)	(3,253,110)
Ship Finance International Ltd.	(2,850)	(84,588)
Teekay Corp.	(4,300)	(249,013)
Tesoro Corp.	(5,000)	(285,750)
Thor Industries, Inc.	(6,600)	(297,924)
Toro Co.	(12,300)	(724,347)
Ultra Petroleum Corp. (a)	(11,500)	(635,260)
Unit Corp. (a)	(22,000)	(1,384,020)
Valero Energy Corp.	(6,000)	(443,160)
Wachovia Corp.	(5,000)	(256,250)
Whiting Petroleum Corp. (a)	(15,000)	(607,800)

Total Securities Sold Short (Proceeds $34,063,428)		$(34,738,120)

ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non Income Producing Security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2007, these securities had total value of $11,415,911 or 4.67% of total net assets.

(c)	Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2007, these securities had total value of $5,415,980 or 2.2% of total net assets.
(d)

Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of June 30, 2007, these securities had total of $638,980 or 0.26% of total net assets.

*	Security, or portion of security, is being held as collateral for written options and/or short sales.
^	Floating or variable rate security - rate disclosed as of June 30, 2007. Maturity date represents the next reset date.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of June 30, 2007
Gross appreciation (excess of value over tax cost)	$38,388,351
Gross depreciation (excess of tax cost over value)	(7,478,864)
Net unrealized appreciation	$30,909,487
Cost of investments for income tax purposes	$355,631,626

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

June 30, 2007 (unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Allocation Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated April 27, 2004.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business.  As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the closing price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional 10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of June 30, 2007 was as follows:

CALL OPTIONS WRITTEN

	Number of Contracts	Amount of Premiums
Options outstanding as of December 31, 2006	—	—
Positions opened	590	$159,282
Options expired	—	—
Options split	—	—
Outstanding, June 30, 2007	590	$159,282
Market Value, June 30, 2007		$(179,900)

PUT OPTIONS  WRITTEN

	Number of Contracts	Amount of Premiums
Options outstanding as of December 31, 2006	—	—
Positions opened	12,000	$1,321,509
Options expired	(12,000)	(1,321,509)
Options split	—	—
Outstanding, June 30, 2007	—	$—
Market Value, June 30, 2007		$—

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)           The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	August 29, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial
officer)

Date:	August 29, 2007

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